Stock-based Compensation (Narrative) (Detail) ¥ / shares in Units, ¥ in Millions	6 Months Ended	11 Months Ended	12 Months Ended
	May 14, 2017 JPY (¥)	Mar. 31, 2018 JPY (¥) ¥ / shares shares	Mar. 31, 2018 JPY (¥) ¥ / shares shares	Dec. 31, 2017 JPY (¥) shares	Dec. 31, 2017 JPY (¥) $ / shares shares	Mar. 31, 2017 JPY (¥) ¥ / shares shares	Dec. 31, 2016 JPY (¥) shares	Dec. 31, 2016 JPY (¥) $ / shares shares	Mar. 31, 2016 JPY (¥) ¥ / shares	Dec. 31, 2015 JPY (¥)	Dec. 31, 2015 JPY (¥) $ / shares
MUAH [Member]
Stock-based Compensation [Line Items]
Compensation costs related to the Stock Acquisition Rights recognized				¥ 7,405			¥ 7,292			¥ 6,537
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized				¥ 2,917			2,830			2,542
Weighted-average period expected to be recognized				1 year 6 months
Unrecognized compensation expense				¥ 12,543	¥ 12,543		11,183	¥ 11,183		7,598	¥ 7,598
Stock Option Plan [Member]
Stock-based Compensation [Line Items]
Approximate frequency of the Stock Acquisition Rights normally issued and granted			once a year			once a year			once a year
Number of shares to be issued or transferred upon exercise of each Stock Acquisition Right | shares			100
Contractual term of the Stock Acquisition Rights, in approximate years			30 years
Exercise price per share | ¥ / shares		¥ 1	¥ 1
Weighted-average grant date fair value of the Stock Acquisition Rights, per 100 shares | ¥ / shares									¥ 80,200
Compensation costs related to the Stock Acquisition Rights recognized						¥ 252			¥ 1,647
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized						77			518
Cash received from the exercise of the Stock Acquisition Rights			¥ 0			4			4
Actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights			¥ 2			651			¥ 538
UNBC Plan [Member] | Restricted Stock Units [Member]
Stock-based Compensation [Line Items]
Number of years awards generally become fully vested from the grant date under the stock bonus plan			3 years
Board Incentive Plan [Member]
Stock-based Compensation [Line Items]
Incremental compensation cost resulting from the modification of the Stock Option Plan						2,028
Board Incentive Plan [Member] | Common Stock [Member] | Maximum [Member]
Stock-based Compensation [Line Items]
Amount of authorized shares to purchase in the open market			¥ 15,800
Board Incentive Plan [Member] | The BIP Trust I [Member]
Stock-based Compensation [Line Items]
Compensation costs related to the Stock Acquisition Rights recognized			2,514			1,238
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized			¥ 770			¥ 379
Number of nonvested shares | shares		2,085,633	2,085,633			4,711,821
Weighted-average period expected to be recognized			3 months 19 days
Weighted-average grant date fair value | ¥ / shares			¥ 721.50			¥ 521.60
Unrecognized compensation expense		¥ 396	¥ 396			¥ 1,617
Board Incentive Plan [Member] | The BIP Trust I [Member] | Common Stock [Member]
Stock-based Compensation [Line Items]
Total fair value of shares/units that vested during the year			2,378			1,940
Board Incentive Plan [Member] | The BIP Trust II [Member]
Stock-based Compensation [Line Items]
Compensation costs related to the Stock Acquisition Rights recognized			1,452			1,039
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized			¥ 445			¥ 318
Number of nonvested shares | shares		7,045,349	7,045,349			9,551,841
Weighted-average period expected to be recognized			3 months 19 days
Weighted-average grant date fair value | ¥ / shares			¥ 721.50			¥ 521.60
Unrecognized compensation expense		¥ 360	¥ 360			¥ 346
Board Incentive Plan [Member] | The BIP Trust II [Member] | Common Stock [Member]
Stock-based Compensation [Line Items]
Total fair value of shares/units that vested during the year			1,668			1,163
Board Incentive Plan [Member] | The BIP Trust III [Member]
Stock-based Compensation [Line Items]
Compensation costs related to the Stock Acquisition Rights recognized			218			2,112
Tax benefit for compensation costs related to the Stock Acquisition Rights recognized			¥ 67			¥ 385
Extension of the trust period			3 years
Board Incentive Plan [Member] | The BIP Trust III [Member] | Maximum [Member]
Stock-based Compensation [Line Items]
Extension of the trust period			30 years
Board Incentive Plan [Member] | The BIP Trust III [Member] | Common Stock [Member]
Stock-based Compensation [Line Items]
Number of nonvested shares | shares
Board Incentive Plan [Member] | The BIP Trust III [Member] | Common Stock [Member] | Maximum [Member]
Stock-based Compensation [Line Items]
Amount of authorized shares to purchase in the open market	¥ 8,100	¥ 9,600
MUAH Plan [Member] | Restricted Stock Units [Member]
Stock-based Compensation [Line Items]
Weighted-average service period for grants				2 years 10 months 25 days
Stock Bonus Plans [Member] | Restricted Stock Units [Member]
Stock-based Compensation [Line Items]
Total fair value of shares/units that vested during the year				¥ 8,414			¥ 5,333			¥ 6,416
Weighted-average grant date fair value | $ / shares								¥ 4.63			¥ 7.15
Stock Bonus Plans [Member] | Restricted Stock Units [Member] | MUAH [Member]
Stock-based Compensation [Line Items]
Number of nonvested shares | shares				27,838,414	27,838,414		26,725,582	26,725,582
Weighted-average grant date fair value | $ / shares					¥ 6.53